PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
PROPERTY AND EQUIPMENT
Total	¥ 2,173,063	¥ 1,951,529
Accumulated depreciation	(1,440,777)	(1,195,647)
Property and equipment-net	732,286	755,882	¥ 1,177,255
Asset Impairment Charges	8,920	73,161
Depreciation expenses	281,969	352,318	351,834
Impairment loss on long-lived assets	0	34,600	¥ 0
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	336,537	299,614
Impairment loss on long-lived assets	8,920
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	136,540	133,375
Computers
PROPERTY AND EQUIPMENT
Total	1,413,276	1,254,982
Assets under capital leases, primarily office equipment
PROPERTY AND EQUIPMENT
Total	264,115	253,905
Motor vehicles and transport equipment
PROPERTY AND EQUIPMENT
Total	10,045	¥ 9,653
Other.
PROPERTY AND EQUIPMENT
Total	¥ 12,550